SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION - Additional Information (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 06, 2026 $ / shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Mar. 01, 2026 $ / shares	Jan. 26, 2026 $ / shares	Apr. 30, 2024 $ / shares
Disclosure Significant Accounting Policies [Line Items]
Net loss		$ (43,665)	$ 9,703	$ (35,387)	$ 19,142	$ 8,978	$ 57,775
Retained earnings (accumulated deficit)		266,611		266,611		301,998	293,020
Cash, cash equivalents and marketable securities		$ 92,800		$ 92,800		54,700
Impairments						$ 0	$ 0
Subsidiaries, ownership percentage						80.00%
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Gain on sale of joint venture						$ 23,000
Future contingent milestone and royalty assets		$ 3,000		$ 3,000		$ 3,000
Effective Income Tax Rate Reconciliation Adjusted Percent				9.60%	0.00%
Income Tax Jurisdiction, Domestic State and Local [Member]
Disclosure Significant Accounting Policies [Line Items]
Operating Loss Carryforwards			$ 167,300		$ 167,300
Income Tax Jurisdiction, Domestic Federal [Member]
Disclosure Significant Accounting Policies [Line Items]
Operating Loss Carryforwards		179,500		$ 179,500
Tax Credit Carryforward, Amount		$ 24,500		$ 24,500
Subsequent Event [Member]
Disclosure Significant Accounting Policies [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001							$ 0.0001	$ 0.0001
Ratio of record date	1.08